UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Canada — 2.1%
Suncor Energy, Inc.	319,470	$13,453,178

China — 13.9%
Baidu, Inc. — ADR(a)	80,458	19,887,608
Bank of China Ltd., H Shares	41,094,000	19,413,480
NetEase, Inc. — ADR	93,878	24,220,524
Ping An Insurance Group Co. of China Ltd., H Shares	2,608,500	24,283,261

		87,804,873
France — 9.9%
Arkema SA	171,339	21,455,476
AXA SA	630,131	15,877,445
Engie SA	1,542,996	24,917,042

		62,249,963
Germany — 7.2%
BASF SE	191,330	18,340,526
Bayer AG, Registered Shares	244,308	27,197,990

		45,538,516
India — 3.8%
ICICI Bank Ltd.(a)	5,384,154	23,825,232

Italy — 2.2%
Intesa Sanpaolo SpA	4,443,803	13,618,590
Intesa Sanpaolo SpA, Savings Shares	2,809	8,948

		13,627,538
Japan — 14.5%
Mitsui Fudosan Co. Ltd.	814,400	19,473,703
Omron Corp.	286,600	12,971,124
Sony Corp.	688,100	36,983,205
Trend Micro, Inc.	371,200	21,932,940

		91,360,972
Mexico — 2.8%
Fomento Economico Mexicano SAB de CV	1,776,262	17,449,306

Netherlands — 3.2%
Aegon NV	3,067,132	20,218,575

Portugal — 2.1%
Banco Comercial Portugues SA, Class R(a)	41,898,852	13,121,526

Singapore — 1.7%
Sea Ltd. — ADR(a)	754,405	10,637,111

Spain — 9.2%
Banco Bilbao Vizcaya Argentaria SA	2,941,749	21,550,143
CaixaBank SA	3,490,531	16,059,430
Industria de Diseno Textil SA	615,574	20,172,654

		57,782,227
Switzerland — 5.2%
Cie Financiere Richemont SA, Registered Shares	225,291	19,730,732
Roche Holding AG	53,413	13,120,717

		32,851,449
United Kingdom — 11.6%
British American Tobacco PLC	246,729	13,563,189
Burberry Group PLC	332,258	9,177,557
Diageo PLC	340,337	12,486,044
Imperial Brands PLC	272,103	10,420,870
ITV PLC	8,170,984	17,659,709
TechnipFMC PLC	294,481	9,585,357

		72,892,726
United States — 8.6%
BioMarin Pharmaceutical, Inc.(a)	180,441	18,145,147
Equinix, Inc.	41,185	18,091,747

Security	Shares	Value
United States (continued)
Schlumberger Ltd.	263,328	$17,779,907

		54,016,801

Total Long-Term Investments — 98.0% (Cost: $570,787,589)		616,829,993

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(b)(c)	11,285,998	11,285,998

Total Short-Term Investments — 1.8% (Cost: $11,285,998)		11,285,998

Total Investments — 99.8% (Cost: $582,073,587)		628,115,991
Other Assets Less Liabilities — 0.2%		974,012

Net Assets — 100.0%		$629,090,003

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock International Fund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	31,122,581	(19,836,583)	11,285,998	$11,285,998	$245,310	$86	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,742	(653)	—

Total				$11,285,998	$247,052	$(567)	—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviation

ADR    American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Canada	$13,453,178	$—	$—	$13,453,178
China	44,108,132	43,696,741	—	87,804,873
France	—	62,249,963	—	62,249,963
Germany	—	45,538,516	—	45,538,516
India	—	23,825,232	—	23,825,232
Italy	—	13,627,538	—	13,627,538
Japan	—	91,360,972	—	91,360,972
Mexico	17,449,306	—	—	17,449,306
Netherlands	—	20,218,575	—	20,218,575
Portugal	—	13,121,526	—	13,121,526
Singapore	10,637,111	—	—	10,637,111
Spain	—	57,782,227	—	57,782,227
Switzerland	—	32,851,449	—	32,851,449
United Kingdom	9,585,357	63,307,369	—	72,892,726
United States	54,016,801	—	—	54,016,801
Short-Term Securities:
Money Market Fund	11,285,998	—	—	11,285,998

	$160,535,883	$467,580,108	$—	$628,115,991

During the period ended July 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 20, 2018